EARNINGS PER SHARE OF COMMON STOCK	12 Months Ended
Dec. 31, 2017
EARNINGS PER SHARE OF COMMON STOCK
NOTE P. EARNINGS PER SHARE OF COMMON STOCK

NOTE P. EARNINGS PER SHARE OF COMMON STOCK

The following table presents the computation of basic and diluted earnings per share of common stock.

($ in millions except per share amounts)

For the year ended December 31:	2017	2016	2015
Weighted-average number of shares on which earnings per share calculations are based
Basic	932,828,295	955,422,530	978,744,523
Add—incremental shares under stock-based compensation plans	3,094,373	2,416,940	3,037,001
Add—incremental shares associated with contingently issuable shares	1,462,957	874,626	918,744

Assuming dilution	937,385,625	958,714,097	982,700,267

Income from continuing operations	$5,758	$11,881	$13,364
Loss from discontinued operations, net of tax	(5)	(9)	(174)

Net income on which basic earnings per share is calculated	$5,753	$11,872	$13,190

Income from continuing operations	$5,758	$11,881	$13,364
Net income applicable to contingently issuable shares	(2)	0	(1)
Income from continuing operations on which diluted earnings per share is calculated	$5,756	$11,881	$13,363
Loss from discontinued operations, net of tax, on which basic and diluted earnings per share is calculated	(5)	(9)	(174)

Net income on which diluted earnings per share is calculated	$5,752	$11,872	$13,189

Earnings/(loss) per share of common stock
Assuming dilution
Continuing operations	$6.14	$12.39	$13.60
Discontinued operations	0.00	(0.01)	(0.18)

Total	$6.14	$12.38	$13.42

Basic
Continuing operations	$6.17	$12.44	$13.66
Discontinued operations	0.00	(0.01)	(0.18)

Total	$6.17	$12.43	$13.48

Weighted-average stock options to purchase 209,294 common shares in 2017, 405,552 common shares in 2016 and 41,380 common shares in 2015 were outstanding, but were not included in the computation of diluted earnings per share because the exercise price of the options was greater than the average market price of the common shares for the full year, and therefore, the effect would have been antidilutive.